Separation, Benefit Plan Termination and Related Costs	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Separation, Benefit Plan Termination and Related Costs
Note 12 - Separation, Benefit Plan Termination and Related Costs

Separation Costs:
On August 2, 2010, the Company announced that Joel F. Gemunder ("JFG") retired from his positions as the Company's President and Chief Executive Officer and as a member of the Board of Directors of the Company, effective July 31, 2010.  The JFG Separation Agreement provides that, in accordance with Mr. Gemunder's employment agreement, Mr. Gemunder receives an aggregate cash severance of approximately $16.2 million (excluding the Company’s share of employment taxes), payable in installments through July 1, 2011.  In addition, Mr. Gemunder earns interest on unpaid severance through February 1, 2011 at a rate of 8.75% per annum, per the agreement.  Mr. Gemunder was also paid for unused and accrued vacation time.

Additionally, pursuant to Mr. Gemunder's stock option and restricted stock agreements, on the retirement date, the unvested portion of 2,670,019 stock options and the 705,176 shares of restricted common stock held by Mr. Gemunder became fully vested.  As a result, the Company recorded a non-cash charge of approximately $14.1 million (excluding the Company’s share of employment taxes) in the third quarter of 2010.

On August 2, 2010, the Company also announced that Cheryl D. Hodges ("CDH"), Senior Vice President and Secretary of the Company, resigned from the Company effective July 31, 2010.  The CDH Separation Agreement provides that, in accordance with Ms. Hodges' employment agreement, Ms. Hodges receives an aggregate cash severance of approximately $2.1 million (excluding the Company’s share of employment taxes), payable in installments through July 1, 2011.  In addition, Ms. Hodges earns interest on unpaid severance through February 1, 2011 at a rate of 8.75% per annum, per the agreement.  Ms. Hodges was also paid for unused and accrued vacation time.

Further, pursuant to Ms. Hodges' stock option and restricted stock agreements, on the resignation date, the unvested portion of 446,859 stock options and the 111,573 shares of restricted common stock held by Ms. Hodges became fully vested.  As a result, the Company recorded a non-cash charge of approximately $3.1 million (excluding the Company’s share of employment taxes) in the third quarter of 2010.

A summary of the aforementioned separation costs (including employer payroll taxes) follows (in thousands):

Year ended
December 31, 2010
Severance	$18,351
Restricted stock awards	15,934
Stock options	1,234
Interest expense	3,218
Accrued vacation	226
Company's share of employment taxes	610
Total separation costs	$39,573

Benefit Plan Termination and Related Costs:
See additional information at the “Employee Benefit Plans” note of the Notes to Consolidated Financial Statements.